Employee Benefit Plans (Net Periodic Benefit (Credit) Cost and Amounts Recognized in Other Comprehensive Income and Regulatory Assets and Liabilities) (Detail) - USD ($) $ in Millions					12 Months Ended
		Sep. 30, 2017	Jun. 30, 2017	Jan. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expected return on plan assets					$ (806)	$ (767)
Amortization of prior service (credit) cost					1	1	$ 1
Changes in plan assets and benefit obligations recognized in other comprehensive income and regulatory assets and liabilities:
Amortization of prior service credit (cost)					(1)	(1)	(1)
Dominion Energy Gas Holdings, LLC
Expected return on plan assets					(178)	(165)
Pension Benefits
Service cost					157	138	118
Interest cost					337	345	317
Expected return on plan assets					(663)	(639)	(573)
Amortization of prior service (credit) cost					1	1	1
Amortization of net actuarial loss					193	162	111
Settlements and curtailments							1
Net periodic benefit (credit) cost					25	7	(25)
Changes in plan assets and benefit obligations recognized in other comprehensive income and regulatory assets and liabilities:
Current year net actuarial (gain) loss					490	142	931
Prior service (credit) cost						5
Settlements and curtailments						1	(1)
Amortization of net actuarial loss					(193)	(162)	(111)
Amortization of prior service credit (cost)					(1)	(1)	(1)
Total recognized in other comprehensive income and regulatory assets and liabilities					$ 296	$ (15)	$ 818
Significant assumptions used to determine periodic cost:
Discount rate		4.05%	4.05%	4.51%			4.46%
Expected long-term rate of return on plan assets					8.75%	8.75%	8.75%
Weighted average rate of increase for compensation					4.09%	4.09%	4.22%
Pension Benefits | Dominion Energy Gas Holdings, LLC
Service cost					$ 18	$ 15	$ 13
Interest cost					29	30	30
Expected return on plan assets					(150)	(141)	(134)
Amortization of net actuarial loss					19	16	13
Net periodic benefit (credit) cost					(84)	(80)	(78)
Changes in plan assets and benefit obligations recognized in other comprehensive income and regulatory assets and liabilities:
Current year net actuarial (gain) loss					207	(75)	91
Amortization of net actuarial loss					(19)	(16)	(13)
Total recognized in other comprehensive income and regulatory assets and liabilities					$ 188	$ (91)	$ 78
Significant assumptions used to determine periodic cost:
Discount rate					3.81%	4.50%	4.99%
Expected long-term rate of return on plan assets					8.75%	8.75%	8.75%
Weighted average rate of increase for compensation					4.11%	4.11%	3.93%
Pension Benefits | Minimum
Significant assumptions used to determine periodic cost:
Discount rate					3.80%	3.31%	2.87%
Pension Benefits | Maximum
Significant assumptions used to determine periodic cost:
Discount rate					3.81%	4.50%	4.99%
Other Postretirement Benefits
Service cost					$ 27	$ 26	$ 31
Interest cost					56	60	65
Expected return on plan assets					(143)	(128)	(118)
Amortization of prior service (credit) cost					(52)	(51)	(35)
Amortization of net actuarial loss					11	13	8
Net periodic benefit (credit) cost					(101)	(80)	(49)
Changes in plan assets and benefit obligations recognized in other comprehensive income and regulatory assets and liabilities:
Current year net actuarial (gain) loss					78	12	178
Prior service (credit) cost					(4)	(73)	(216)
Settlements and curtailments						2
Amortization of net actuarial loss					(11)	(13)	(8)
Amortization of prior service credit (cost)					52	51	35
Total recognized in other comprehensive income and regulatory assets and liabilities					$ 115	$ (21)	$ (11)
Significant assumptions used to determine periodic cost:
Discount rate					3.76%
Expected long-term rate of return on plan assets					8.50%	8.50%	8.50%
Weighted average rate of increase for compensation						3.29%	4.22%
Healthcare cost trend rate	[1]				7.00%	7.00%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	[1]				5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	[1],[2]				2022	2021	2020
Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Service cost					$ 4	$ 4	$ 5
Interest cost					11	12	14
Expected return on plan assets					(28)	(24)	(23)
Amortization of prior service (credit) cost					(4)	(3)	1
Amortization of net actuarial loss					3	2	1
Net periodic benefit (credit) cost					(14)	(9)	(2)
Changes in plan assets and benefit obligations recognized in other comprehensive income and regulatory assets and liabilities:
Current year net actuarial (gain) loss					16	18	28
Prior service (credit) cost					(4)	(61)
Amortization of net actuarial loss					(3)	(2)	(1)
Amortization of prior service credit (cost)					4	3	(1)
Total recognized in other comprehensive income and regulatory assets and liabilities					$ 13	$ (42)	$ 26
Significant assumptions used to determine periodic cost:
Discount rate					3.81%	4.47%	4.93%
Expected long-term rate of return on plan assets					8.50%	8.50%	8.50%
Weighted average rate of increase for compensation					4.55%	4.11%	3.93%
Healthcare cost trend rate	[1]				7.00%	7.00%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	[1]				5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	[1]				2022	2021	2020
Other Postretirement Benefits | Minimum
Significant assumptions used to determine periodic cost:
Discount rate						3.92%	3.56%
Weighted average rate of increase for compensation					3.95%
Other Postretirement Benefits | Maximum
Significant assumptions used to determine periodic cost:
Discount rate						4.47%	4.94%
Weighted average rate of increase for compensation					4.11%

[1]	Assumptions used to determine net periodic cost for the following year.
[2]	The Society of Actuaries model used to determine healthcare cost trend rates was updated in 2014. The new model converges to the ultimate trend rate much more quickly than previous models.